Condensed Consolidated Statement Of Stockholders' Equity Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Shares to be Issued [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Preferred stock balance, shares at Dec. 31, 2016
Common stock balance, shares at Dec. 31, 2016		812
Balance, value at Dec. 31, 2016			$ 5,468	$ 23,288,538	$ (23,576,595)	$ (282,589)
Common stock issued for prepaid, value
Stock-based compensation - officer, value			463,750			463,750
Net loss					(877,867)	$ (877,867)
Preferred stock balance, shares at Dec. 31, 2017						0
Common stock balance, shares at Dec. 31, 2017		812				812
Balance, value at Dec. 31, 2017			$ 469,218	$ 23,288,538	$ (24,454,462)	$ (696,706)
Rounding at reverse split		2
Common stock issued for stock payable, shares		20
Common stock issued for stock payable, value			$ (932,218)	$ 932,218
Common stock issued to settle accounts payables and accrued liabilities, shares		73
Common stock issued to settle accounts payables and accrued liabilities, value				237,618		237,618
Common stock issued for prepaid, shares		38,120
Common stock issued for prepaid, value		$ 4		1,437,796		1,437,800
Common stock issued for services, shares		42,000
Common stock issued for services, value		$ 4		1,264,196		1,264,200
Common stock issued for officer and director compensation, shares		36,000
Common stock issued for officer and director compensation, value		$ 4		1,083,596		1,083,600
Common stock issued for conversion of notes, shares		28,172
Common stock issued for conversion of notes, value		$ 4		2,391,297		2,391,300
Stock-based compensation - officer, shares
Stock-based compensation - officer, value			524,638			524,638
Net loss					(5,701,936)	(5,701,936)
Preferred stock balance, shares at Sep. 30, 2018
Common stock balance, shares at Sep. 30, 2018		145,199
Balance, value at Sep. 30, 2018		$ 15	61,638	30,635,259	(30,156,398)	$ 540,514
Preferred stock balance, shares at Dec. 31, 2017						0
Common stock balance, shares at Dec. 31, 2017		812				812
Balance, value at Dec. 31, 2017			469,218	23,288,538	(24,454,462)	$ (696,706)
Rounding at reverse split		2
Common stock issued for stock payable, shares		20
Common stock issued for stock payable, value			(932,218)	932,218
Common stock issued to settle accounts payables and accrued liabilities, shares		73
Common stock issued to settle accounts payables and accrued liabilities, value				237,618		237,618
Common stock issued for prepaid, shares		38,120
Common stock issued for prepaid, value		$ 4		1,437,796		1,437,800
Common stock issued for services, shares		42,000
Common stock issued for services, value		$ 4		1,264,196		1,264,200
Common stock issued for officer and director compensation, shares		36,000
Common stock issued for officer and director compensation, value		$ 4		1,083,596		1,083,600
Common stock issued for conversion of notes, shares		35,172
Common stock issued for conversion of notes, value		$ 4		3,651,296		3,651,300
Stock-based compensation - officer, shares
Stock-based compensation - officer, value			808,174			808,174
Net loss					(8,096,408)	$ (8,096,408)
Preferred stock balance, shares at Dec. 31, 2018						0
Common stock balance, shares at Dec. 31, 2018		152,199				152,199
Balance, value at Dec. 31, 2018		$ 16	345,174	31,895,258	(32,550,870)	$ (310,422)
Preferred stock balance, shares at Jun. 30, 2018
Common stock balance, shares at Jun. 30, 2018		1,197
Balance, value at Jun. 30, 2018				$ 25,201,374	$ (25,411,313)	$ (209,939)
Rounding at reverse split		2
Common stock issued for prepaid, shares		38,000
Common stock issued for prepaid, value		$ 4		$ 1,143,796		$ 1,143,800
Common stock issued for services, shares		42,000
Common stock issued for services, value		$ 4		1,264,196		1,264,200
Common stock issued for officer and director compensation, shares		36,000
Common stock issued for officer and director compensation, value		$ 4		1,083,596		1,083,600
Common stock issued for conversion of notes, shares		28,000
Common stock issued for conversion of notes, value		$ 3		1,942,297		1,942,300
Stock-based compensation - officer, shares
Stock-based compensation - officer, value			61,638			61,638
Net loss					(4,745,085)	(4,745,085)
Preferred stock balance, shares at Sep. 30, 2018
Common stock balance, shares at Sep. 30, 2018		145,199
Balance, value at Sep. 30, 2018		$ 15	61,638	30,635,259	(30,156,398)	$ 540,514
Preferred stock balance, shares at Dec. 31, 2018						0
Common stock balance, shares at Dec. 31, 2018		152,199				152,199
Balance, value at Dec. 31, 2018		$ 16	345,174	31,895,258	(32,550,870)	$ (310,422)
Stock-based compensation - officer, shares		104,387
Stock-based compensation - officer, value		$ 11	(337,174)	1,819,189		1,482,026
Common stock issued for conversion of non-redeemable convertible notes, shares		24,200
Common stock issued for conversion of non-redeemable convertible notes, value		$ 2		1,131,598		1,131,600
Common stock issued for conversion of convertible notes, shares		8,600
Common stock issued for conversion of convertible notes, value		$ 1		63,159		63,160
Stock based compensation - consulting, shares		200
Stock based compensation - consulting, value			(8,000)	15,000		7,000
Stock issued for debt settlement, shares		5,910
Stock issued for debt settlement, value		$ 1		31,911		31,912
Stock issued for debt settlement - officer, shares		1,524
Stock issued for debt settlement - officer, value				9,448		9,448
Stock issued for cash, shares		2,230
Stock issued for cash, value				111,500		111,500
Net loss					(3,808,716)	$ (3,808,716)
Preferred stock balance, shares at Sep. 30, 2019						0
Common stock balance, shares at Sep. 30, 2019		299,250				299,250
Balance, value at Sep. 30, 2019		$ 31		35,077,063	(36,359,586)	$ (1,282,492)
Preferred stock balance, shares at Jun. 30, 2019
Common stock balance, shares at Jun. 30, 2019		197,009
Balance, value at Jun. 30, 2019		$ 21		33,831,753	(35,207,711)	(1,375,937)
Stock-based compensation - officer, shares		74,387
Stock-based compensation - officer, value		$ 7		916,193		916,200
Common stock issued for conversion of non-redeemable convertible notes, shares		10,000
Common stock issued for conversion of non-redeemable convertible notes, value		$ 1		133,599		133,600
Common stock issued for conversion of convertible notes, shares		8,600
Common stock issued for conversion of convertible notes, value		$ 1		63,159		63,160
Stock issued for debt settlement, shares		5,910
Stock issued for debt settlement, value		$ 1		31,911		31,912
Stock issued for debt settlement - officer, shares		1,524
Stock issued for debt settlement - officer, value				9,448		9,448
Stock issued for cash, shares		1,820
Stock issued for cash, value				91,000		91,000
Net loss					(1,151,875)	$ (1,151,875)
Preferred stock balance, shares at Sep. 30, 2019						0
Common stock balance, shares at Sep. 30, 2019		299,250				299,250
Balance, value at Sep. 30, 2019		$ 31		$ 35,077,063	$ (36,359,586)	$ (1,282,492)